10. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of Geographical Segment Reporting Information
	September 30, 2021	September 30, 2020
Non-current assets
USA	$1,203,216	$911,875
Peru	466,288	466,900
Canada	6,102,589	2,988,866
	$7,772,093	$4,367,641